Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net
9.	Property and equipment, net

Property and equipment consists of the following:

	As of December 31,	As of December 31,
	2024	2025
	US$’000	US$’000
Cost:
Digital asset mining facilities and machines	20,321	25,068
Land(1)	-	1,882
Construction in progress		1,318
Total cost	20,321	28,268

Less: Accumulated depreciation	8,151	12,296

Property and equipment, net	12,170	15,972

(1)	In February 2025, the Company, through its subsidiary, signed a purchase agreement to purchase certain real property located in Dooly County, Georgia, United States.

Depreciation expense recognized for the years ended December 31, 2023, 2024 and 2025 were US$3,151, and US$3,671, and US$4,141, respectively.